Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 30, 2025		Mar. 31, 2024		Dec. 29, 2024		Dec. 31, 2023
Cash flows from operating activities
Net income (loss)		$ 8,127		$ (9,588)		$ (56,451)		$ (269,555)
Loss from discontinued operations, net of income taxes						(2,007)		(173,358)
Net loss from continuing operations, net of tax						(54,444)		(96,197)
Adjustments to reconcile net income (loss) from operations to net cash used in operating activities:
Stock-based compensation expense		314		1,341		3,067		3,364
Non-cash interest expense				1,008		1,757	[1]	4,882	[1]
Non-cash lease expense		288		181		816		947
Gain on troubled debt restructuring	[2]					(22,337)
Loss on CS Solis debt extinguishment								10,338
Depreciation and amortization		1,583		357		2,736		930
Provision for credit losses		1,087		62		9,132		4,274
Change in reserve for excess and obsolete inventory				(344)				6,148
Change in fair value of SAFE Agreement - related party		20				(616)
Loss on conversion of SAFE Agreements to shares of common stock with related party						1,250
Loss on sale of equity securities								4,154
Loss on issuance of derivative liability	[3],[4]					24,688
Change in fair value of forward purchase agreement liabilities		(268)	[5]	5,578	[5]	(337)	[6]	3,906	[6]
Loss on issuance of common stock in connection with forward purchase agreements	[7]							35,490
Non-cash expense in connection with warrants issued for vendor services						9,179
Loss on asset impairments and disposals						3,827
Loss on issuance of common stock bonus shares in connection with the Mergers	[8]							2,394
Issuance of restricted stock units in connection with vendor services								52
Change in fair value of derivative liabilities		(15,127)	[9]		[9]	(33,986)	[10]		[10]
Amortization of debt issuance costs		4,608	[11]		[11]	5,842	[12]		[12]
Other financing costs						450
Change in fair value of warrant liabilities		1,092		(7,246)		(2,921)		(29,310)
Issuance of forward purchase agreements	[13]							(76)
Non-cash income	[14]	(158)
Accretion of debt in CS Solis				2,560		3,872	[15]	6,579	[15]
Changes in operating assets and liabilities:
Accounts receivable, net		(4,550)		5,280		3,306		(12,106)
Inventories		11,100		629		8,654		1,544
Contract assets		(11,279)				(21,451)
Prepaid expenses and other current assets		(4,413)		41		(170)		(4,197)
Other noncurrent assets		14				111		1,132
Accounts payable		6,896		(2,599)		(10,412)		2,292
Accrued expenses and other liabilities		(4,673)		(1,613)		14,071		(3,313)
Operating lease liabilities		(352)		(180)		(849)		(598)
Warranty provision, noncurrent						21		255
Contract liabilities		3,064		(413)		82		(1,685)
Net cash used in operating activities from continuing operations						(54,662)		(58,802)
Net cash provided by operating activities from discontinued operations								190
Net cash used in operating activities		(2,627)		(4,946)		(54,662)		(58,612)
Cash flows from investing activities
Purchases of property and equipment								(35)
Capitalization of internal-use software costs				(536)		(1,157)		(1,939)
Cash paid for acquisitions; net of cash acquired						(53,500)
Proceeds from the sale of equity securities								8,145
Net cash used in investing activities				(536)		(54,657)		6,171
Cash flows from financing activities
Proceeds from issuance of convertible notes		200
Proceeds from issuance of notes payable, net of issuance cost								14,102
Principal repayment of note payable				(300)		(300)		(9,803)
Proceeds from issuance of convertible notes, net of issuance cost						81,725		17,750
Proceeds from issuance of convertible notes to related parties						26,000		3,500
Finance lease payments		(515)				(551)
Proceeds from exercise of common stock options		57		26		532		57
Proceeds from Mergers and PIPE Financing								4,219
Proceeds from Mergers and PIPE Financing from related parties								15,600
Proceeds from common stock								5,000
Proceeds from exercise of warrant for common stock		60
Proceeds from issuance of SAFE agreements				5,000		6,000
Proceeds from issuance of common stock						6,694
Net cash (used in) provided by financing activities		(198)		4,726		120,100		50,425
Effect of exchange rate changes				(45)		22		116
Net decrease in cash, cash equivalents and restricted cash		(2,825)		(801)		10,803		(1,900)
Cash, cash equivalents, and restricted cash at beginning of period		17,219		6,416		6,416		8,316
Cash, cash equivalents, and restricted cash at end of period		14,394		5,615		17,219		6,416
Supplemental disclosures of cash flow information:
Cash paid during the period for interest		$ 1,388				77		2,147
Cash paid during the year for income taxes						10
Supplemental schedule of noncash investing and financing activities:
Cancellation of existing indebtedness in Exchange Agreement	[16]					65,873
Issuance of convertible notes in Exchange Agreement	[17]					42,662
Issuance of common stock in Exchange Agreement						2,220
Conversion of SAFE Agreements to shares of common stock - related party						5,000
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities						116
Offering costs						1,396
Warrants issued in debt issuance						860
Carlyle Warrant modification - related party						7,306		10,862
Conversion of 2022 Convertible notes into common stock								30,625
Issuance of common stock warrants								3,516
Conversion of 2022 Convertible Notes into common stock								21,561
Conversion of 2022 Convertible Notes issued to related parties into common stock								19,390
Conversion of preferred stock into common stock								155,630
Issuance of common stock in connection with forward purchase agreements	[6]							35,490
Issuance of common stock bonus shares in connection with the Mergers	[7]							2,394
Recapitalization of Legacy Complete Solaria Common stock into Complete Solaria Common Stock								1
Reclassification of investor deposit to PIPE funds								3,500
Reclassification of warrants between liabilities and equity								$ 4,329

[1]	Non-cash interest expense to related parties of zero and $0.4 million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.
[2]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[3]	Includes $3.0 million loss on a derivative liability issued to the Massey Trust (as later defined in Note 15 - Borrowings and Derivative Liabilities) a related party.
[4]	Includes a loss of $3.0 million on the issuance of a derivative liability with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[5]	Includes related party income $0.1 million in the thirteen weeks ended March 30, 2025.
[6]	Change in fair value of forward purchase agreement liabilities from related parties was income of $0.1 million and ($9.1) million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.
[7]	Issuance of common stock in connection with forward purchase agreements includes other expense from related parties of zero and ($30.7) million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.
[8]	Issuance of common stock bonus shares to related parties in connection with the Mergers includes other expense of $0.7 million during the fiscal year ended December 31, 2023.
[9]	Includes related party gain on remeasurement of $3.7 million in the thirteen weeks ended March 30, 2025.
[10]	Includes $0.3 million gain in connection with the change in the fair value of derivative liabilities issued to the Massey Trust and Carlyle (as later defined in Note 15 - Borrowings and Derivative Liabilities) with related parties.
[11]	Includes related party amortization of $1.0 million in the thirteen weeks ended March 30, 2025.
[12]	Includes $1.6 million of amortization of debt issuance costs with related parties.
[13]	Issuance of forward purchase agreements includes other income from related parties of zero and $0.4 million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.
[14]	Includes related party non-cash income of less than $0.1 million in the thirteen weeks ended March 30, 2025.
[15]	Identified as a related party transaction in the fiscal year ended December 29, 2024.
[16]	Includes related party debt cancellation of $37.2 million.
[17]	Includes $23.7 million issuance of convertible notes with related parties.